S000003888 [Member] Investment Strategy - Putnam VT Small Cap Value Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Investments, risks, and performance Investments
Strategy Narrative [Text Block]
The fund invests mainly in common stocks of small U.S. companies, with a focus on value stocks. Value stocks are issued by companies that the fund’s portfolio managers believe are currently undervalued by the market. If correct, and other investors ultimately recognize the value of the company, the price of its stock may rise. Under normal circumstances, the fund invests at least 80% of its net assets in companies of a size similar to those in the Russell 2000 Value Index. This policy may be changed only after 60 days’ notice to shareholders. As of March 31, 2026, the index was composed of companies having market capitalizations of between approximately $18.8 million and $33.8 billion. The fund’s portfolio managers may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.